Intangible assets and goodwill - Components (Details) $ in Thousands	1 Months Ended		12 Months Ended
	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) payment	Dec. 31, 2016 USD ($) payment
Acquired product rights
In-process research and development and Goodwill
Acquired product rights		$ 40,177	$ 40,177
Estimated life		8 years
IPR&D
In-process research and development and Goodwill
IPR&D, Impairment			(15,828)
BioPancreate Acquisition | IPR&D
In-process research and development and Goodwill
IPR&D, Impairment			(5,200)
Aspireo Acquisition | IPR&D
In-process research and development and Goodwill
IPR&D, Impairment			(10,600)
Keveyis | Taro | Acquired product rights
In-process research and development and Goodwill
Acquired product rights		$ 40,200	40,200
Transaction costs		$ 2,400	$ 2,400
Asset Purchase Agreement | Keveyis | Taro | Acquired product rights
In-process research and development and Goodwill
Number of installment payments | payment		2	2
Installment payment	$ 7,500	$ 1,000
Supply Agreement | Keveyis | Taro | Acquired product rights
In-process research and development and Goodwill
Acquired product rights		$ 29,300	$ 29,300